Gain on disposals of long-lived assets	9 Months Ended
Sep. 30, 2019
Gain on disposals of long-lived assets [Abstract]
Disclosure of Gain On Disposals Of Long Lived Assets [Text Block]
1 2 .	Gain on disposals of long-lived assets
Gain on disposals of long-lived assets for the nine months ended September 30, 2018 and 2019 were nil
and RMB3,070,297, respectively. The gain on disposals of long-lived assets for the nine months ended September 30, 2019 was
mainly
derived from disposals of logistics facilities to the JD Logistics Properties Core Fund, L.P. (“Core Fund”).
In 2018, the Group established a property management group (“JDPM”) to manage the expanding logistics facilities and other real estate properties. JDPM develops and manages these properties, and the Group may seek opportunistic dispositions to optimize the Company’s capital structure. In February 2019, JDPM established Core Fund together with GIC
 Private Limited (
“
GIC
”
)
, Singapore’s sovereign wealth fund, for a total committed capital of over RMB4.8 billion. The Group serves as the general partner and committed 20% of the total capital of Core Fund, and GIC committed the remaining 80%.
Furthermore, on February 27, 2019, the Group entered into definitive agreement
s
with Core Fund, pursuant to which the Group will dispose of certain modern logistics facilities to Core Fund for a total gross asset value of RMB10.9 billion, and concurrently lease back these completed facilities for operational purposes.
Core Fund will use leverage to finance the purchase, and the closing of the purchase is subject to certain conditions, including the availability of debt financing.
The investment committee of Core Fund, which comprises the representatives from the Group and GIC, will oversee the key operations of Core Fund. Given the control over Core Fund is shared between the Group and GIC, the Group will not consolidate Core Fund and investment in Core Fund will be accounted for using the equity method as the Group obtained significant influence by the rights to nominate two members of the investment committee out of four. The lease back transaction is classified as an operating lease, and accounted for under ASC 842, the ROU
a
s
sets
and a lease liabilities were recorded accordingly.
In
the
third quarter
of 2019, the closing conditions for the
asset group of
completed logistics facilities were met and Core Fund signed definitive facility agreements with bank consortium covering the majority of the debt financing to finance the purchase, therefore, the Group recorded a disposal gain of RMB3.0 billion for the completed assets, which represents the excess of cash consideration of the
net assets
, including the consideration received and expected to receive, over the carrying value of the net assets disposed

as of the disposal date. For the remaining logistics facilities under construction, the Group will derecognize these assets upon its completion and satisfaction of the hand over condition.